Financial Statements of Parent Company Guarantor - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Nov. 30, 2012	Sep. 28, 2013
Senior Notes 1.350% due 2015
Condensed Financial Statements, Captions [Line Items]
Debt, interest rate		1.35%
Senior Notes 1.875 % due 2017
Condensed Financial Statements, Captions [Line Items]
Debt, interest rate			1.875%
Senior Notes 2.650% due 2019
Condensed Financial Statements, Captions [Line Items]
Debt, interest rate		2.65%
Senior Notes, 5.000% Due 2021
Condensed Financial Statements, Captions [Line Items]
Debt, interest rate	5.00%
Senior Notes 3.150% due 2022
Condensed Financial Statements, Captions [Line Items]
Debt, interest rate			3.15%
Subsidiary Issuer
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%
Subsidiary Issuer | Senior Notes 1.350% due 2015
Condensed Financial Statements, Captions [Line Items]
Debt, interest rate	1.35%
Subsidiary Issuer | Senior Notes 1.875 % due 2017
Condensed Financial Statements, Captions [Line Items]
Debt, interest rate	1.875%
Subsidiary Issuer | Senior Notes 2.650% due 2019
Condensed Financial Statements, Captions [Line Items]
Debt, interest rate	2.65%
Subsidiary Issuer | Senior Notes, 5.000% Due 2021
Condensed Financial Statements, Captions [Line Items]
Debt, interest rate	5.00%
Subsidiary Issuer | Senior Notes 3.150% due 2022
Condensed Financial Statements, Captions [Line Items]
Debt, interest rate	3.15%